Vanguard Variable Insurance Fund
Summary Prospectus

April 26, 2018

Money Market Portfolio	Total Stock Market Index Portfolio
Short-Term Investment-Grade Portfolio	Equity Index Portfolio
Total Bond Market Index Portfolio	Mid-Cap Index Portfolio
Global Bond Index Portfolio	Growth Portfolio
High Yield Bond Portfolio	Capital Growth Portfolio
Conservative Allocation Portfolio	Small Company Growth Portfolio
Moderate Allocation Portfolio	International Portfolio
Balanced Portfolio	Total International Stock Market Index Portfolio Investor Shares
Equity Income Portfolio	Real Estate Index Portfolio*
Diversified Value Portfolio

* Formerly known as REIT Index Portfolio

The Fund’s statutory Prospectus and Statement of Additional Information dated April 26, 2018, as may be amended or supplemented, are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.vanguard.com/prospectus. You can also obtain this information at no cost by calling 800-522-5555 or by sending an email request to online@vanguard.com
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Portfolio Summaries
Money Market Portfolio	1
Short-Term Investment-Grade Portfolio	3
Total Bond Market Index Portfolio	5
Global Bond Index Portfolio	8
High Yield Bond Portfolio	10
Conservative Allocation Portfolio	13
Moderate Allocation Portfolio	15
Balanced Portfolio	18
Equity Income Portfolio	21
Diversified Value Portfolio	23
Total Stock Market Index Portfolio	25
Equity Index Portfolio	27
Mid-Cap Index Portfolio	30
Growth Portfolio	32
Capital Growth Portfolio	34
Small Company Growth Portfolio	36
International Portfolio	38
Total International Stock Market Index Portfolio	41
Real Estate Index Portfolio[1]	42

Money Market Portfolio

Investment Objective

The Portfolio seeks to provide current income while maintaining liquidity and a stable share price of $1.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.16%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

Principal Investment Policies

The Portfolio invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker’s acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry. The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Principal Risks

The Portfolio is designed for investors with a low tolerance for risk; however, the Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. The Portfolio’s income declines when interest rates fall because the Portfolio then must invest new cash flow and cash from maturing instruments in lower yielding instruments. Because the Portfolio’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Portfolio because it invests primarily in securities that are considered to be of high quality.

• Foreign investment risk. The Portfolio’s investment in Eurodollar and Yankee obligations, which include certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks, subjects it to the same risks as U.S. money market instruments, such as income risk and credit risk. Additional risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country.

• Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Portfolio invests more than 25% of its assets in securities issued by companies in the financial services industry, the Portfolio’s performance depends to a greater extent on the overall condition of that industry and is more susceptible to events affecting that industry.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Returns for the Variable Insurance Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.99% (quarter ended March 31, 2008), and the lowest return for a quarter was 0.02% (quarter ended September 30, 2014).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Money Market Portfolio	1.01%		0.37%	0.58%
Comparative Benchmarks
(reflect no deduction for fees or expenses)
Citigroup 3-Month U.S. Treasury Bill Index	0.84%		0.23%	0.34%
Variable Insurance Money Market Funds Average	0.40		0.08	0.28

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Manager

John C. Lanius, Portfolio Manager at Vanguard. He has managed the Portfolio since 2004.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Short-Term Investment-Grade Portfolio

Investment Objective

The Portfolio seeks to provide current income while maintaining limited price volatility.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.16%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities. Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in short- and intermediate-term investment-grade securities. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. High-quality fixed income securities are those rated the equivalent of A3 or better by Moody’s Investors Service, Inc. (Moody’s), or another independent rating agency or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s or another independent rating agency, or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody’s or another independent rating agency or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor.) The Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Principal Risks

The Portfolio is designed for investors with a low tolerance for risk; however, you could still lose money by investing in it. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate.

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be low for the Portfolio because it invests primarily in short-term bonds, whose prices are less sensitive to interest rate changes than are the prices of longer-term bonds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Although the Portfolio invests a limited portion of its assets in low-quality bonds, credit risk should be low for the Portfolio because it invests primarily in bonds that are considered high-quality and, to a lesser extent, in bonds that are considered medium-quality.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. Such redemptions and subsequent reinvestments would also increase the Portfolio’s turnover rate. Call risk should be low for the Portfolio.

• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall.

• Liquidity risk, which is the chance that the Portfolio may not be able to sell a security in a timely manner at a desired price.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the financial and industrial sectors subject the Portfolio to proportionately higher exposure to the risks of these sectors.

• Derivatives risk. The Portfolio may invest in derivatives, which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Short-Term Investment-Grade Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.92% (quarter ended June 30, 2009), and the lowest return for a quarter was –2.98% (quarter ended September 30, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Short-Term Investment-Grade Portfolio	2.19%		1.77%	3.01%
Bloomberg Barclays U.S. 1-5 Year Credit Bond Index
(reflects no deduction for fees or expenses)	2.32%		1.83%	3.49%

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Samuel C. Martinez, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since April 2018.

Daniel Shaykevich, Principal of Vanguard. He has co-managed the Portfolio since April 2018.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Total Bond Market Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a broad, market-weighted bond index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

6

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.12%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.15%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 91% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index. This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States—including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities—all with maturities of more than 1 year.

The Portfolio invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Portfolio’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Portfolio’s assets will be invested in bonds held in the Index. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 5 and 10 years.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate accordingly.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. Such redemptions and subsequent reinvestments would also increase the Portfolio’s turnover rate. Call risk should be moderate for the Portfolio because it invests only a portion of its assets in callable bonds.

• Prepayment risk, which is the chance that during periods of falling interest rates, homeowners will refinance their mortgages before their maturity dates, resulting in prepayment of mortgage-backed securities held by the Portfolio. The Portfolio would then lose any price appreciation above the mortgage’s principal and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. Such prepayments and subsequent reinvestments would also increase the Portfolio’s turnover rate. Prepayment risk is moderate for the Portfolio because it invests only a portion of its assets in mortgage-backed securities.

• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. For funds that invest in mortgage-backed securities, extension risk is the chance that during periods of rising interest rates, homeowners will repay their mortgages at slower rates.

• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Portfolio because it purchases only bonds that are of investment-grade quality.

• Index sampling risk, which is the chance that the securities selected for the Portfolio, in the aggregate, will not provide investment performance matching that of the Portfolio’s target index. Index sampling risk for the Portfolio is expected to be low.

• Liquidity risk, which is the chance that the Portfolio may not be able to sell a security in a timely manner at a desired price.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Total Bond Market Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.40% (quarter ended December 31, 2008), and the lowest return for a quarter was –3.21% (quarter ended December 31, 2016).

Average Annual Total Returns for Periods Ended December 31, 2017

	1	Year	5 Years	10 Years
Total Bond Market Index Portfolio	3.57%		1.96%	3.89%
Comparative Indexes
(reflect no deduction for fees or expenses)
Bloomberg Barclays U.S. Aggregate Bond Index	3.54%		2.10%	4.01%
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	3.63		2.10	—
Spliced Bloomberg Barclays U.S. Aggregate Float Adjusted Index	3.63		2.10	4.03

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William D. Baird, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2008.

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has co-managed the Portfolio since 2013.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Global Bond Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.14%
Total Annual Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$$79	$179

Portfolio Turnover

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the fiscal period from September 7, 2017, to December 31, 2017, the Portfolio’s turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a mix of Vanguard mutual funds and Vanguard Variable Insurance Fund (VVIF) portfolios (underlying funds) according to an asset-allocation strategy that reflects an allocation of approximately 70% of the Portfolio’s assets to domestic fixed income securities and 30% to non-U.S. fixed income securities. Through this asset allocation strategy, the Portfolio seeks to track the investment performance of a composite index consisting of 70% Bloomberg Barclays U.S. Aggregate Float Adjusted Index and 30% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged). The Portfolio is currently able to employ this strategy by investing in one Vanguard mutual fund and one VVIF portfolio.

The Portfolio’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard, typically with foreign currency exchange forward contracts, to minimize foreign currency exposure).

Under normal circumstances, the Portfolio will invest at least 80%, and usually all or substantially all, of its assets in underlying funds that together seek to track the Portfolio’s target index.

The Portfolio’s board of trustees may change the mix of underlying funds or the targeted allocation to the underlying asset classes and index without shareholder approval.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range, like the fluctuations of the global fixed income market. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because the underlying funds primarily invest in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing an underlying fund’s return.

• Income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate accordingly.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, which may reduce the Portfolio’s income.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value or liquidity of securities issued by foreign governments, government agencies, or companies. Because an underlying fund may invest a large portion of its assets in bonds of issuers located in any one country or region, the Portfolio’s performance may be hurt disproportionately by the poor performance of the underlying fund’s investments in that area.

• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying international bond fund may not perfectly offset the funds’ foreign currency exposure.

• Nondiversification risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of bonds issued by just a few issuers or even a single issuer. One of the underlying funds is considered nondiversified, which means that it may invest a significant percentage of its assets in bonds issued by a small number of issuers.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Portfolio has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Manager

Joshua C. Barrickman, CFA, Principal of Vanguard and head of Vanguard’s Fixed Income Indexing Americas. He has managed the Portfolio since its inception in 2017.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

High Yield Bond Portfolio

Investment Objective

The Portfolio seeks to provide a high level of current income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.28%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$29	$90	$157	$356

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in a diversified group of high-yielding, higher-risk corporate bonds—commonly known as “junk bonds”—with medium- and lower-range credit-quality ratings. Under normal circumstances, the Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody’s Investors Service, Inc. (Moody’s); have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders.

The Portfolio may not invest more than 20% of its assets in any of the following, taken as a whole: bonds with credit ratings lower than B or the equivalent, convertible securities, preferred stocks, and fixed and floating rate loans of medium- to lower-range credit quality. The loans in which the Portfolio may invest will be rated Baa or below by Moody’s; have an equivalent rating by any other independent bond-rating agency; or, if unrated, are determined to be of comparable quality by the Portfolio’s advisor. The Portfolio’s high-yield bonds and loans have mostly short- and intermediate-term maturities.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Credit risk, which is the chance that a bond or loan issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond or loan to decline. Credit risk should be high for the Portfolio because it invests primarily in bonds and loans with medium- and lower-range credit-quality ratings.

• Income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds and moderate for intermediate-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate accordingly.

• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. Such redemptions and subsequent reinvestments would also increase the Portfolio’s turnover rate. Call risk should be moderate for the Portfolio because it invests only a portion of its assets in callable bonds.

• Interest rate risk, which is the chance that bond or loan prices will decline because of rising interest rates. Interest rate risk should be moderate for the Portfolio because it invests primarily in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

• Liquidity risk, which is the chance that the Portfolio may not be able to sell a security in a timely manner at a desired price.

Liquidity risk is high for the Portfolio because of the intermediate duration and lower credit quality of the bonds.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the communication sector subjects the portfolio to proportionately higher exposure to the risks of this sector.

Because of the speculative nature of junk bonds, you should carefully consider the risks associated with this portfolio.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a composite index, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — High Yield Bond Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.41% (quarter ended June 30, 2009), and the lowest return for a quarter was –14.60% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
High Yield Bond Portfolio	7.00%		5.02%	6.61%
Comparative Indexes
(reflect no deduction for fees or expenses)
Bloomberg Barclays U.S. Corporate High Yield Bond Index	7.50%		5.78%	8.03%
High-Yield Corporate Composite Index	6.60		5.22	7.18

Investment Advisor

Wellington Management Company LLP (Wellington Management)

Portfolio Manager

Michael L. Hong, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management. He has managed the Portfolio since 2008.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Conservative Allocation Portfolio

Investment Objective

The Portfolio seeks to provide current income and low to moderate capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.14%
Total Annual Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

Portfolio Turnover

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a mix of Vanguard mutual funds and other portfolios of Vanguard Variable Insurance Fund (collectively, the underlying funds) according to an asset-allocation strategy that reflects an allocation of approximately 60% of the Portfolio’s assets to fixed income securities and 40% to common stocks. The targeted percentage of the Portfolio’s assets allocated to the underlying asset classes is:

•	U.S. fixed income securities	42%
•	Large-cap U.S. stocks	20%
•	Foreign stocks	16%
•	Foreign fixed income securities	18%
•	Small- and mid-cap U.S. stocks	4%

The Portfolio’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard, typically with foreign currency exchange forward contracts, to minimize foreign currency exposure). The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks.

The Portfolio uses its investment in large-cap U.S. stocks and small- and mid-cap U.S. stocks to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two asset classes may deviate slightly from the target allocation, the combination of the two asset classes will equal approximately 24% of the Portfolio’s assets in the aggregate.

The Portfolio’s board of trustees may change the targeted allocation to the underlying asset classes without shareholder approval.

Principal Risks

The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because fixed income securities such as bonds usually are less volatile than stocks and because the Portfolio invests more than half of its assets in fixed income securities, the Portfolio’s overall level of risk should be low to moderate.

• With a target allocation of approximately 60% of its assets to fixed income securities, the Portfolio is proportionately subject to bond risks, including the following: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed income securities fund may not perfectly offset the fund’s foreign currency exposure.

• With approximately 40% of its assets allocated to stocks, the Portfolio is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• Asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Portfolio to underperform other portfolios with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Returns for the Variable Insurance Mixed-Asset Target Allocation Conservative Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Conservative Allocation Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 5.03% (quarter ended March 31, 2012), and the lowest return for a quarter was –2.63% (quarter ended September 30, 2015).

Average Annual Total Returns for Periods Ended December 31, 2017
				Since
				Inception
				(Oct. 19,
	1	Year	5 Years	2011)
Conservative Allocation Portfolio	10.89%		6.55%	7.14%
Comparative Benchmarks
(reflect no deduction for fees or expenses)
Bloomberg Barclays U.S. Aggregate Float Adjusted Index	3.63%		2.10%	2.65%
Conservative Allocation Composite Index	10.95		6.74	7.30
Variable Insurance Mixed-Asset Target Allocation Conservative Funds Average	8.97		4.93	5.70

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2013.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2013.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Moderate Allocation Portfolio

Investment Objective

The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

16

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.14%
Total Annual Operating Expenses	0.14%

Example

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

Portfolio Turnover

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in a mix of Vanguard mutual funds and other portfolios of Vanguard Variable Insurance Fund (collectively, the underlying funds) according to an asset-allocation strategy that reflects an allocation of approximately 60% of the Portfolio’s assets to common stocks and 40% to fixed income securities. The targeted percentage of the Portfolio’s assets allocated to the underlying asset classes is:

•	Large-cap U.S. stocks	30%
•	U.S. fixed-income securities	28%
•	Foreign stocks	24%
•	Foreign fixed income securities	12%
•	Small- and mid-cap U.S. stocks	6%

The Portfolio’s indirect stock holdings are a diversified mix of U.S. and foreign large-, mid-, and small-capitalization stocks. The Portfolio’s indirect fixed income holdings are a diversified mix of short-, intermediate-, and long-term U.S. government, U.S. agency, and investment-grade U.S. corporate bonds; mortgage-backed and asset-backed securities; and government, agency, corporate, and investment-grade foreign bonds issued in currencies other than the U.S. dollar (but hedged by Vanguard, typically with foreign currency exchange forward contracts, to minimize foreign currency exposure).

The Portfolio uses its investment in large-cap U.S. stocks and small- and mid-cap U.S. stocks to gain exposure to the overall domestic stock market. While the percentage of the Portfolio’s assets invested in either of these two asset classes may deviate slightly from the target allocation, the combination of the two asset classes will equal approximately 36% of the Portfolio’s assets in the aggregate.

The Portfolio’s board of trustees may change the targeted allocation to the underlying asset classes without shareholder approval.

Principal Risks

The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because fixed income securities such as bonds usually are less volatile than stocks and because the Portfolio invests a significant portion of its assets in fixed income securities, the Portfolio’s overall level of risk should be moderate.

• With approximately 60% of its assets allocated to stocks, the Portfolio is proportionately subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio is also subject to the following risks associated with investments in foreign stocks: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries and regions; and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Country/regional risk and currency risk are especially high in emerging markets.

• With a target allocation of approximately 40% of its assets to fixed income securities, the Portfolio is proportionately subject to bond risks, including the following: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline, thus reducing the underlying fund’s return; and income risk, which is the chance that an underlying fund’s income will decline because of falling interest rates. If an underlying fund holds securities that are callable, the underlying fund’s income may decline because of call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. An underlying fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the underlying fund’s income. For mortgage-backed securities, this risk is known as prepayment risk. The Portfolio is also subject to the following risks associated with investments in currency-hedged foreign bonds: country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by foreign governments, government agencies, or companies; and currency hedging risk, which is the chance that the currency hedging transactions entered into by the underlying foreign fixed income securities fund may not perfectly offset the fund’s foreign currency exposure.

• Asset allocation risk, which is the chance that the selection of underlying funds, and the allocation of assets to them, will cause the Portfolio to underperform other portfolios with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Returns for the Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Moderate Allocation Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 7.52% (quarter ended March 31, 2012), and the lowest return for a quarter was –4.64% (quarter ended September 30, 2015).

Average Annual Total Returns for Periods Ended December 31, 2017
				Since
				Inception
				(Oct. 19,
	1	Year	5 Years	2011)
Moderate Allocation Portfolio	14.80%		8.70%	9.31%
Comparative Benchmarks
(reflect no deduction for fees or expenses)
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.16%		15.52%	15.96%
Moderate Allocation Composite Index	14.88		8.90	9.48
Variable Insurance Mixed-Asset Target Allocation Moderate Funds Average	13.23		7.36	8.09

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2013.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2013.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Balanced Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation and reasonable current income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.21%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Operating Expenses	0.23%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$74	$130	$293

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of the Portfolio’s assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, with some exposure to U.S. Treasury and government agency bonds, and mortgage-backed securities.

Principal Risks

The Portfolio is subject to the risks associated with the stock and bond markets, any of which could cause an investor to lose money. However, because stock and bond prices can move in different directions or to different degrees, the Portfolio’s bond holdings may counteract some of the volatility experienced by the Portfolio’s stock holdings.

• With approximately 60% to 70% of its assets allocated to stocks, the Portfolio is proportionately subject to the following stock risks: stock market risk, which is the chance that stock prices overall will decline; and investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

• With approximately 30% to 40% of its assets allocated to bonds, the Portfolio is proportionately subject to the following bond risks: interest rate risk, which is the chance that bond prices will decline because of rising interest rates; income risk, which is the chance that the Portfolio’s income will decline because of falling interest rates; credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline; liquidity risk, which is the chance that the Portfolio may not be able to sell a security in a timely manner at a desired price; and call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Portfolio would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s income. Such redemptions and subsequent reinvestments would also increase the Portfolio’s turnover rate. For mortgage-backed securities, this risk is known as prepayment risk.

• The Portfolio is also subject to manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Portfolio to proportionately higher exposure to the risks of this sector.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a composite stock/bond index, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Balanced Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.60% (quarter ended June 30, 2009), and the lowest return for a quarter was –10.86% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017

	1	Year	5 Years	10 Years
Balanced Portfolio	14.72%		10.91%	7.55%
Comparative Indexes
(reflect no deduction for fees or expenses)
Standard & Poor's 500 Index	21.83%		15.79%	8.50%
Composite Stock/Bond Index	15.76		11.24	7.46

Investment Advisor

Wellington Management Company LLP (Wellington Management)

Portfolio Managers

Edward P. Bousa, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has managed the stock portion of the Portfolio since 2003.

John C. Keogh, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management. He has managed the bond portion of the Portfolio since 2003 (co-managed since 2017).

Loren L. Moran, CFA, Managing Director and Fixed Income Portfolio Manager of Wellington Management. She has co-managed the bond portion of the Portfolio since 2017.

Michael E. Stack, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management. He has co-managed the bond portion of the Portfolio since 2017.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.29%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Operating Expenses	0.31%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$32	$100	$174	$393

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests mainly in common stocks of mid-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in equity securities. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the overall stock market. Mid- and large-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks because, among other things, mid-size companies tend to be more sensitive to changing economic conditions.

• Asset concentration risk, which is the chance that, because the Portfolio tends to invest a high percentage of assets in its ten largest holdings, the Portfolio’s performance may be hurt disproportionately by the poor performance of relatively few stocks.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Returns for the Variable Insurance Equity Income Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Equity Income Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.14% (quarter ended September 30, 2009), and the lowest return for a quarter was –17.99% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017

	1	Year	5 Years	10 Years
Equity Income Portfolio	18.25%		14.73%	8.69%
Comparative Benchmarks
(reflect no deduction for fees or expenses)
FTSE High Dividend Yield Index	16.51%		15.16%	8.70%
Spliced Equity Income Index	16.51		15.16	8.70
Variable Insurance Equity Income Funds Average	15.06		12.01	6.34

Investment Advisors

Wellington Management Company LLP (Wellington Management)

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

W. Michael Reckmeyer, III, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since 2007.

James P. Stetler, Senior Portfolio Manager at Vanguard. He has managed a portion of the Portfolio since 2003 (co-managed since 2012).

Binbin Guo, Ph.D., Principal of Vanguard and head of the Alpha Equity Investment team within Vanguard’s Quantitative Equity Group. He has co-managed a portion of the Portfolio since 2016.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisors do not pay financial intermediaries for sales of Portfolio shares.

Diversified Value Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation and income.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.25%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Operating Expenses	0.27%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests mainly in large- and mid-size companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor believes are trading at prices that are below average in relation to measures such as earnings and book value. These stocks often have above-average dividend yields.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from large- and mid-capitalization value stocks will trail returns from the overall stock market. Large- and mid-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks because, among other things, mid-size companies tend to be more sensitive to changing economic conditions.

• Asset concentration risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Portfolio tends to invest a high percentage of assets in its ten largest holdings.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Diversified Value Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.07% (quarter ended June 30, 2009), and the lowest return for a quarter was –20.32% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Diversified Value Portfolio	13.16%		12.12%	6.63%
Russell 1000 Value Index
(reflects no deduction for fees or expenses)	13.66%		14.04%	7.10%

Investment Advisor

Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow, Hanley)

Portfolio Managers

Jeff G. Fahrenbruch, CFA, Managing Director of Barrow, Hanley. He has served as a co-manager of the Portfolio since 2013.

David W. Ganucheau, CFA, Managing Director of Barrow, Hanley. He has served as a co-manager of the Portfolio since 2013.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Total Stock Market Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.15%
Total Annual Operating Expenses	0.15%

Example

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio employs an indexing investment approach designed to track the performance of the Standard & Poor’s (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds—Vanguard Variable Insurance Fund Equity Index Portfolio and Vanguard Extended Market Index Fund. The S&P Total Market Index consists of substantially all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. Though the Portfolio seeks to track the Index, its performance typically can be expected to fall short by a small percentage representing operating costs of the underlying funds. The Portfolio is subject to the following risk, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, the Portfolio’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Total Stock Market Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.95% (quarter ended June 30, 2009), and the lowest return for a quarter was –22.75% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Total Stock Market Index Portfolio	20.97%		15.39%	8.50%
Comparative Indexes
(reflect no deduction for fees or expenses)
Dow Jones U.S. Total Stock Market Float Adjusted Index	21.16%		15.52%	8.66%
S&P Total Market Index	21.16		15.52	8.58
Spliced Total Market Index	21.16		15.52	8.58

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2013.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2013.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Equity Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

28

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Operating Expenses	0.15%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio employs an indexing investment approach designed to track the performance of the Standard & Poor’s 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio’s target index tracks a subset of the U.S. stock market, which could cause the Portfolio to perform differently from the overall stock market. In addition, the Portfolio’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector.

• Investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of its target index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Equity Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.95% (quarter ended June 30, 2009), and the lowest return for a quarter was –21.84% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Equity Index Portfolio	21.66%		15.63%	8.38%
Standard & Poor's 500 Index
(reflects no deduction for fees or expenses)	21.83%		15.79%	8.50%

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Donald M. Butler, CFA, Principal of Vanguard. He has co-managed the Portfolio since 2016.

Michelle Louie, CFA, Portfolio Manager at Vanguard. She has co-managed the Portfolio since 2017.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Mid-Cap Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.16%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.19%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio’s target index tracks a subset of the U.S. stock market, which could cause the Portfolio to perform differently from the overall stock market. In addition, the Portfolio’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Portfolio to proportionately higher exposure to the risks of that sector.

• Investment style risk, which is the chance that returns from mid-capitalization stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of the Portfolio’s target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Mid-Cap Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.44% (quarter ended September 30, 2009), and the lowest return for a quarter was –25.65% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017

	1	Year	5 Years	10 Years
Mid-Cap Index Portfolio	19.08%		14.86%	8.79%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US Mid Cap 450 Index	20.26%		15.80%	9.31%
Spliced Mid Cap Index	19.30		15.06	8.96
CRSP US Mid Cap Index	19.30		15.07	—

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Donald M. Butler, CFA, Principal of Vanguard. He has managed the Portfolio since its inception in 1999 (co-managed since 2016).

Michael A. Johnson, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2016.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Growth Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.37%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.40%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from the overall stock market. Large-cap growth stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

• Asset concentration risk, which is the chance that the Portfolio’s performance may be hurt disproportionately by the poor performance of relatively few stocks. The Portfolio tends to invest a high percentage of assets in its ten largest holdings.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the information technology sector subjects the Portfolio to proportionately higher exposure to the risks of this sector.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of relevant market indexes, which have investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

During the periods shown in the bar chart, the highest return for a calendar quarter was 18.12% (quarter ended March 31, 2012), and the lowest return for a quarter was –21.54% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Growth Portfolio	30.92%		16.57%	9.05%
Comparative Indexes
(reflect no deduction for fees or expenses)
Russell 1000 Growth Index	30.21%		17.33%	10.00%
Standard & Poor's 500 Index	21.83		15.79	8.50

Investment Advisors

Jackson Square Partners, LLC (Jackson Square)

Wellington Management Company LLP (Wellington Management)

William Blair Investment Management, LLC (William Blair)

Portfolio Managers

Christopher J. Bonavico, CFA, Portfolio Manager and Research Analyst at Jackson Square. He has co-managed a portion of the Portfolio since 2010.

Christopher M. Ericksen, CFA, Portfolio Manager and Research Analyst at Jackson Square. He has co-managed a portion of the Portfolio since 2010.

Daniel J. Prislin, CFA, Portfolio Manager and Research Analyst at Jackson Square. He has co-managed a portion of the Portfolio since 2010.

Jeffrey S. Van Harte, CFA, Chairman and Chief Investment Officer at Jackson Square. He has co-managed a portion of the Portfolio since 2010.

Andrew J. Shilling, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. He has managed a portion of the Portfolio since 2010.

James Golan, CFA, Partner and Portfolio Manager of William Blair. He has co-managed a portion of the Portfolio since 2010.

David Ricci, CFA, Partner and Portfolio Manager of William Blair. He has co-managed a portion of the Portfolio since 2011.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisors do not pay financial intermediaries for sales of Portfolio shares.

Capital Growth Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.34%
12b-1 Distribution Fee	None
Other Expenses	0.02%
Total Annual Operating Expenses	0.36%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$37	$116	$202	$456

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of large- and mid-capitalization stocks.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from mid- and large-capitalization growth stocks will trail returns from the overall stock market. Mid- and large-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks because, among other things, mid-size companies tend to be more sensitive to changing economic conditions.

• Asset concentration risk, which is the chance that, because the Portfolio tends to invest a high percentage of its assets in its ten largest holdings, the Portfolio’s performance may be hurt disproportionately by the poor performance of relatively few stocks.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the health care and information technology sectors subject the Portfolio to proportionately higher exposure to the risks of these sectors.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses, but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Capital Growth Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.43% (quarter ended September 30, 2009), and the lowest return for a quarter was –21.64% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Capital Growth Portfolio	28.83%		19.17%	11.26%
Standard & Poor's 500 Index
(reflects no deduction for fees or expenses)	21.83%		15.79%	8.50%

Investment Advisor

PRIMECAP Management Company (PRIMECAP)

Portfolio Managers

Theo A. Kolokotrones, Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Joel P. Fried, President of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

Alfred W. Mordecai, Vice Chairman of PRIMECAP. He has co-managed the Portfolio since its inception in 2002.

M. Mohsin Ansari, Executive Vice President of PRIMECAP. He has co-managed the Portfolio since 2007.

James Marchetti, Senior Vice President, Portfolio Manager, and Principal of PRIMECAP. He has co-managed the Portfolio since 2015.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Small Company Growth Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.31%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.34%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$35	$109	$191	$431

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances the Portfolio invests at least 80% of its assets primarily in common stocks of small companies. These companies tend to be unseasoned but are considered by the Portfolio’s advisors to have superior growth potential. Also, these companies often provide little or no dividend income. The Portfolio’s 80% policy may be changed only upon 60 days’ notice to shareholders. The Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from small-capitalization growth stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small companies tend to have greater stock volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the information technology sector subjects the Portfolio to proportionately higher exposure to the risks of this sector.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index, which has investment characteristics similar to those of the Portfolio. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Small Company Growth Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 20.18% (quarter ended June 30, 2009), and the lowest return for a quarter was –25.40% (quarter ended December 31, 2008).

38
Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Small Company Growth Portfolio	23.46%		15.89%	10.45%
Russell 2500 Growth Index
(reflects no deduction for fees or expenses)	24.46%		15.47%	9.62%

Investment Advisors
ArrowMark Colorado Holdings, LLC (ArrowMark Partners)

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Chad Meade, Partner and Portfolio Manager of ArrowMark Partners. He has co-managed a portion of the Portfolio since January 2016.

Brian Schaub, CFA, Partner and Portfolio Manager of ArrowMark Partners. He has co-managed a portion of the Portfolio since January 2016.

James P. Stetler, Senior Portfolio Manager at Vanguard. He has managed a portion of the Portfolio since 2008 (co-managed since 2012).

Binbin Guo, Ph.D., Principal of Vanguard and head of the Alpha Equity Investment team within Vanguard’s Quantitative Equity Group. He has co-managed a portion of the Portfolio since 2016.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisors do not pay financial intermediaries for sales of Portfolio shares.

International Portfolio

Investment Objective

The Portfolio seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.36%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.39%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests predominantly in the stocks of companies located outside the United States and is expected to diversify its assets in countries across developed and emerging markets. In selecting stocks, the Portfolio’s advisors evaluate foreign markets around the world and choose large-, mid-, and small-capitalization companies considered to have above-average growth potential. The Portfolio uses multiple investment advisors. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Investment style risk, which is the chance that returns from non-U.S. growth stocks, and, to the extent that the Portfolio is invested in them, small- and mid-capitalization stocks, will trail returns from global stock markets. Historically, non-U.S. small-and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Portfolio may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Portfolio’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

• Manager risk, which is the chance that poor security selection will cause the Portfolio to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the consumer discretionary sector subjects the Portfolio to proportionately higher exposure to the risks of this sector.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of a relevant market index and a comparative index, which have investment characteristics similar to those of the Portfolio. Returns for the Indexes shown are adjusted for withholding taxes. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — International Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 27.23% (quarter ended June 30, 2009), and the lowest return for a quarter was –23.31% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
International Portfolio	42.60%		10.80%	4.67%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI ACWI ex USA Index	27.19%		6.80%	1.84%
Spliced International Index	27.19		6.80	1.23

Investment Advisors

Baillie Gifford Overseas Ltd. (Baillie Gifford)

Schroder Investment Management North America Inc. (Schroders)

Portfolio Managers

James K. Anderson, Partner of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford, and Head of Global Equities. He has managed a portion of the Portfolio since 2003 (co-managed since 2013).

Thomas Coutts, Partner of Baillie Gifford & Co., which is the 100% owner of Baillie Gifford. He has co-managed a portion of the Portfolio since December 2016.

Simon Webber, CFA, Portfolio Manager at Schroders. He has managed a portion of the Portfolio since 2009.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisors do not pay financial intermediaries for sales of Portfolio shares.

Total International Stock Market Index Portfolio

Investment Objective

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Operating Expenses	0.11%

Example

The following example is intended to help you compare the cost of investing in the Portfolio (based on the fees and expenses of the underlying funds) with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual operating expenses of the Portfolio and its underlying funds remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141

Portfolio Turnover

The Portfolio may pay transaction costs, such as purchase fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the fiscal period from September 7, 2017, to December 31, 2017, the Portfolio’s turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a float-adjusted market capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes approximately 5,900 stocks of companies located in over 46 countries. As of December 31, 2017, the largest markets covered in the Index were Japan, the United Kingdom, Canada, France, and Germany (which made up approximately 17%, 13%, 7%, 6%, and 6%, respectively, of the Index’s market capitalization). The Portfolio intends to obtain its exposure to the stocks in the Index by investing all, or substantially all, of its assets in a mix of Vanguard equity index funds (underlying funds). The Portfolio’s allocations to the underlying funds will change over time as the composition of the Index changes.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. Although the Portfolio seeks to track the Index, its performance typically can be expected to fall short by a small percentage representing operating costs of the underlying funds. The Portfolio is subject to the following risks through its investments in the underlying funds, which could affect the Portfolio’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

• Investment style risk, which is the chance that returns from non-U.S. small- and mid-capitalization stocks will trail returns from global stock markets. Historically, non-U.S. small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the underlying funds may invest a large portion of their assets in securities of companies located in any one country or region, the Portfolio’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/ regional risk is especially high in emerging markets.

• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.

• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, and accounting systems; and greater political, social, and economic instability than developed markets.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

William Coleman, CFA, Portfolio Manager at Vanguard. He has co-managed the Portfolio since its inception in 2017.

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Portfolio since its inception in 2017.

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

Real Estate Index Portfolio

Investment Objective

The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio. The expenses shown in the table and in the example that follows do not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest. If those additional fees and expenses were included, overall expenses would be higher.

Annual Portfolio Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.24%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Operating Expenses	0.27%

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Portfolio’s shares. This example assumes that the Portfolio provides a return of 5% each year and that total annual portfolio operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$28	$87	$152	$343

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the previous expense example, reduce the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Index. The Index is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which includes specialized REITs, and real estate management and development companies. The Portfolio attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Principal Risks

An investment in the Portfolio could lose money over short or long periods of time. You should expect the Portfolio’s share price and total return to fluctuate within a wide range. The Portfolio is subject to the following risks, which could affect the Portfolio’s performance:

• Industry concentration risk, which is the chance that the stocks of REITs and other real estate-related investments will decline because of adverse developments affecting the real estate industry and real property values. Because the Portfolio concentrates its assets in these stocks, industry concentration risk is high.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Portfolio’s target index may, at times, become focused in stocks of a limited number of companies, which could cause the Portfolio to underperform the overall stock market.

• Asset concentration risk, which is the chance that, because the Portfolio’s target index (and therefore the Portfolio) tends to be heavily weighted in its ten largest holdings, the Portfolio’s performance may be hurt disproportionately by the poor performance of relatively few stocks.

• Interest rate risk, which is the chance that REIT stock prices overall will decline and that the cost of borrowing for REITs will increase because of rising interest rates. Interest rate risk is high for the Portfolio.

• Investment style risk, which is the chance that returns from REIT stocks—which typically are small- or mid-capitalization stocks—will trail returns from the overall stock market. Historically, REIT stocks have performed quite differently from the overall market.

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Portfolio compare with those of the Portfolio’s target index and other comparative indexes, which have investment characteristics similar to those of the Portfolio. The VVIF Real Estate Spliced Index reflects performance of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average) through April 30, 2009; the MSCI US REIT Index through January 17, 2018; and the MSCI US Investable Market Real Estate 25/50 Index thereafter. Effective January 18, 2018, the Portfolio began tracking the MSCI US Investable Market Real Estate 25/50 Index as its target index. The Portfolio’s board of trustees believes that the current index is more closely aligned with the Portfolio’s new investment objective. The Portfolio’s returns are net of its expenses but do not reflect additional fees and expenses that are deducted by the annuity or life insurance program through which you invest. If such fees and expenses were included in the calculation of the Portfolio’s returns, the returns would be lower. Keep in mind that the Portfolio’s past performance does not indicate how the Portfolio will perform in the future. Updated performance information is available on our website for Financial Advisors at advisors.vanguard.com or by calling Vanguard toll-free at 800-522-5555.

Annual Total Returns — Real Estate Index Portfolio

During the periods shown in the bar chart, the highest return for a calendar quarter was 34.45% (quarter ended September 30, 2009), and the lowest return for a quarter was –38.26% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2017
	1	Year	5 Years	10 Years
Real Estate Index Portfolio	4.78%		9.09%	7.42%
Comparative Indexes
(reflect no deduction for fees or expenses)
MSCI US REIT Index	5.07%		9.34%	7.44%
VVIF Real Estate Spliced Index	5.07		9.34	7.63
MSCI US Investable Market Real Estate 25/50 Index	9.05		0.00	0.00

Investment Advisor

The Vanguard Group, Inc. (Vanguard)

Portfolio Managers

Walter Nejman, Portfolio Manager at Vanguard. He has co-managed the Portfolio since 2016.

Gerard C. O’Reilly, Principal of Vanguard. He has managed the Portfolio since its inception in 1999 (co-managed since 2016).

Tax Information

The Portfolio normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are the insurance company separate accounts that sponsor your variable annuity or variable life insurance contract. The tax consequences to you of your investment in the Portfolio depend on the provisions of the annuity or life insurance contract through which you invest. For more information on taxes, please refer to the prospectus of the annuity or life insurance contract through which Portfolio shares are offered.

Payments to Financial Intermediaries

The Portfolio and its investment advisor do not pay financial intermediaries for sales of Portfolio shares.

CFA® is a registered trademark owned by CFA Institute.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

THESE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS DIRECT OR INDIRECT INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY VANGUARD. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THESE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THESE FUNDS PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THESE FUNDS OR THE ISSUER OR OWNER OF THESE FUNDS. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUERS OR OWNERS OF THESE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THESE FUNDS TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE CONSIDERATION INTO WHICH THESE FUNDS ARE REDEEMABLE. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE OWNERS OF THESE FUNDS IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THESE FUNDS.

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SP 64 052018